UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to Shareholders:

Effective January 1, 2006, the fund's primary benchmark - and the high-yield component of its Composite index - changed to the Merrill Lynch U.S. High Yield Master II Constrained Index to conform more closely to the fund's investment strategy. The Constrained index includes all of the bonds in the former benchmark, the Merrill Lynch U.S. High Yield Master II Index, but imposes a 2% limit on any individual issuer. Fidelity believes this new index represents a better measure of the high-yield market, as it is more diversified and is less likely to be disrupted by rapid market changes.

If you have any questions, please call Fidelity or the insurance company that issued your policy.

Semiannual Report

VIP Strategic Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,014.40	$ 3.75
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Service Class
Actual	$ 1,000.00	$ 1,014.50	$ 4.25
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class 2
Actual	$ 1,000.00	$ 1,013.50	$ 4.99
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class
Actual	$ 1,000.00	$ 1,014.40	$ 4.20
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.75%
Service Class	.85%
Service Class 2	1.00%
Investor Class	.84%

Semiannual Report

VIP Strategic Income Portfolio

Investment Changes

Top Five Holdings as of June 30, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.9	12.1
Fannie Mae	9.4	11.4
French Government	2.4	0.2
Freddie Mac	2.3	3.2
United Kingdom, Great Britain & Northern Ireland	2.2	2.2
	30.2
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	9.5	11.5
Telecommunication Services	6.7	7.8
Information Technology	4.8	3.9
Energy	4.7	4.2
Financials	4.2	4.1
Quality Diversification (% of fund's net assets)
As of June 30, 2006	As of December 31, 2005
U.S. Government and U.S. Government Agency Obligations 26.8%	U.S. Government and U.S. Government Agency Obligations 26.7%
AAA, AA, A 13.5%	AAA, AA, A 12.9%
BBB 4.0%	BBB 4.5%
BB 17.8%	BB 15.7%
B 20.3%	B 23.7%
CCC, CC, C 5.6%	CCC, CC, C 6.3%
D 0.1%	D 0.1%
Not Rated 2.1%	Not Rated 2.9%
Equities 0.4%	Equities 0.6%
Short-Term Investments and Net Other Assets 9.4%	Short-Term Investments and Net Other Assets 6.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)
As of June 30, 2006*		As of December 31, 2005**
	Corporate Bonds 34.7%		Corporate Bonds 36.6%
	U.S. Government and U.S. Government Agency Obligations 26.8%		U.S. Government and U.S. Government Agency Obligations 26.7%
	Foreign Government & Government Agency Obligations 23.7%		Foreign Government & Government Agency Obligations 22.9%
	Floating Rate Loans 4.9%		Floating Rate Loans 6.5%
	Stocks 0.4%		Stocks 0.6%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets*** 9.4%		Short-Term Investments and Net Other Assets**** 6.6%
* Foreign investments	32.3%	** Foreign investments	32.7%

*** Includes short-term foreign government obligations of 0%	**** Includes short-term foreign government obligations of .3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

For an unaudited list of holdings for each fixed-income fund, visit advisor.fidelity.com.

Semiannual Report

VIP Strategic Income Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.4%
		Principal Amount (d)	Value (Note 1)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$ 315,000	$ 178,133
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		20,000	16,934
TOTAL CONVERTIBLE BONDS			195,067
Nonconvertible Bonds - 34.3%
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.5%
Affinia Group, Inc. 9% 11/30/14		215,000	195,650
Delco Remy International, Inc.:
9.375% 4/15/12		25,000	13,875
11% 5/1/09		40,000	23,400
Tenneco, Inc. 8.625% 11/15/14		320,000	319,200
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		185,000	198,413
11% 2/15/13		38,000	41,610
Visteon Corp. 7% 3/10/14		135,000	110,700
			902,848
Diversified Consumer Services - 0.2%
Affinion Group, Inc. 11.5% 10/15/15 (g)		50,000	49,875
Service Corp. International (SCI):
6.75% 4/1/16		300,000	277,500
8% 6/15/17 (g)(h)		130,000	122,200
			449,575
Hotels, Restaurants & Leisure - 2.1%
Carrols Corp. 9% 1/15/13		355,000	353,225
Festival Fun Parks LLC 10.875% 4/15/14 (g)		150,000	148,500
Galaxy Entertainment Finance Co. Ltd.:
9.875% 12/15/12 (g)		100,000	104,250
10.42% 12/15/10 (g)(h)		100,000	104,625
Gaylord Entertainment Co.:
6.75% 11/15/14		265,000	247,113
8% 11/15/13		100,000	101,000
Herbst Gaming, Inc.:
7% 11/15/14		60,000	57,600
8.125% 6/1/12		100,000	101,000
ITT Corp. 7.375% 11/15/15		125,000	126,875
Kerzner International Ltd. 6.75% 10/1/15		210,000	219,188
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		245,000	227,850

		Principal Amount (d)	Value (Note 1)
Mandalay Resort Group:
6.375% 12/15/11		$ 80,000	$ 76,500
6.5% 7/31/09		20,000	19,725
MGM MIRAGE:
6% 10/1/09		40,000	38,900
6.625% 7/15/15		450,000	420,750
6.75% 9/1/12		45,000	43,538
6.75% 4/1/13 (g)		110,000	105,738
6.875% 4/1/16 (g)		110,000	103,538
8.5% 9/15/10		50,000	52,063
Mohegan Tribal Gaming Authority 6.875% 2/15/15		100,000	94,250
MTR Gaming Group, Inc. 9% 6/1/12 (g)		60,000	61,200
Penn National Gaming, Inc.:
6.75% 3/1/15		225,000	210,375
6.875% 12/1/11		140,000	137,550
Scientific Games Corp. 6.25% 12/15/12		40,000	37,400
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	92,625
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		100,000	103,375
Station Casinos, Inc.:
6% 4/1/12		80,000	74,600
6.5% 2/1/14		190,000	177,413
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		35,000	27,738
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		45,000	48,994
Vail Resorts, Inc. 6.75% 2/15/14		225,000	216,000
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		230,000	156,400
9% 1/15/12		30,000	30,600
			4,120,498
Household Durables - 0.5%
Goodman Global Holdings, Inc. 8.3294% 6/15/12 (h)		208,000	209,300
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		40,000	37,400
6.25% 1/15/15		50,000	43,875
7.75% 5/15/13		90,000	82,350
Kimball Hill, Inc. 10.5% 12/15/12		110,000	102,300
Meritage Homes Corp. 6.25% 3/15/15		90,000	75,600
Technical Olympic USA, Inc.:
7.5% 1/15/15		140,000	116,900
10.375% 7/1/12		55,000	52,800
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		210,000	211,050
			931,575
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		$ 40,000	$ 39,200
Media - 3.4%
AMC Entertainment, Inc. 11% 2/1/16		120,000	129,300
CanWest Media, Inc. 8% 9/15/12		40,000	40,300
CCH I Holdings LLC/CCH I Capital Corp. 11.75% 5/15/14		80,000	50,800
CCH I LLC/CCH I Capital Corp. 11% 10/1/15		305,000	260,775
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		130,000	130,325
10.25% 9/15/10		180,000	179,100
CSC Holdings, Inc.:
7.25% 4/15/12 (g)(h)		170,000	164,475
7.625% 4/1/11		40,000	39,900
7.625% 7/15/18		1,050,000	1,039,500
7.875% 2/15/18		880,000	880,000
EchoStar DBS Corp.:
6.375% 10/1/11		45,000	43,031
6.625% 10/1/14		790,000	740,625
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (f)		432,688	432,147
Haights Cross Communications, Inc. 12.5% 8/15/11 (e)		20,000	10,800
Houghton Mifflin Co.:
0% 10/15/13 (e)		320,000	264,000
8.25% 2/1/11		20,000	20,125
9.875% 2/1/13		395,000	406,850
iesy Repository GmbH 10.375% 2/15/15 (g)		130,000	123,500
Liberty Media Corp.:
5.7% 5/15/13		300,000	272,625
8.5% 7/15/29		300,000	291,772
PanAmSat Corp.:
9% 8/15/14		165,000	168,300
9% 6/15/16 (g)(l)		120,000	121,200
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		110,000	114,950
10.375% 9/1/14 (g)		420,000	463,050
Vertis, Inc.:
10.875% 6/15/09		235,000	230,888
13.5% 12/7/09 (g)		25,000	20,750
Videotron Ltee 6.875% 1/15/14		125,000	118,750
			6,757,838

		Principal Amount (d)	Value (Note 1)
Multiline Retail - 0.2%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	50,000	$ 64,344
Neiman Marcus Group, Inc.:
9% 10/15/15 (g)		170,000	177,021
10.375% 10/15/15 (g)		95,000	100,225
			341,590
Specialty Retail - 0.3%
AutoNation, Inc.:
7% 4/15/14 (g)		255,000	248,625
7.0447% 4/15/13 (g)(h)		60,000	59,850
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (g)		220,000	213,400
			521,875
Textiles, Apparel & Luxury Goods - 0.3%
AAC Group Holding Corp. 0% 10/1/12 (e)		165,000	128,700
Levi Strauss & Co.:
8.875% 4/1/16 (g)		220,000	209,000
9.75% 1/15/15		290,000	291,450
			629,150
TOTAL CONSUMER DISCRETIONARY			14,694,149
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
6.875% 8/15/13		20,000	17,250
6.875% 12/15/28 (g)		110,000	80,850
7.7% 2/15/27		355,000	294,650
			392,750
Food Products - 0.3%
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	114,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	25,250
NPI Merger Corp.:
9.23% 10/15/13 (g)(h)		50,000	50,938
10.75% 4/15/14 (g)		55,000	56,581
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		30,000	30,000
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		130,000	105,300
Swift & Co.:
10.125% 10/1/09		70,000	71,050
12.5% 1/1/10		112,000	113,120
			566,239
Household Products - 0.1%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	76,500
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 40,000	$ 39,200
TOTAL CONSUMER STAPLES			1,074,689
ENERGY - 4.3%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		240,000	226,800
Hanover Compressor Co.:
7.5% 4/15/13		40,000	38,700
9% 6/1/14		125,000	129,063
Ocean Rig Norway AS 8.375% 7/1/13 (g)		60,000	61,500
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		505,000	571,709
Seabulk International, Inc. 9.5% 8/15/13		135,000	149,175
			1,176,947
Oil, Gas & Consumable Fuels - 3.7%
ANR Pipeline, Inc.:
7.375% 2/15/24		115,000	109,538
8.875% 3/15/10		110,000	114,400
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (g)		70,000	70,000
Chaparral Energy, Inc. 8.5% 12/1/15 (g)		130,000	129,675
Chesapeake Energy Corp.:
6.5% 8/15/17		460,000	422,050
6.875% 11/15/20		225,000	208,125
7.5% 9/15/13		40,000	39,900
7.5% 6/15/14		35,000	34,913
7.625% 7/15/13		230,000	230,863
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	251,225
Drummond Co., Inc. 7.375% 2/15/16 (g)		140,000	130,200
Energy Partners Ltd. 8.75% 8/1/10		155,000	151,513
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,425
Harvest Operations Corp. 7.875% 10/15/11		50,000	47,500
InterNorth, Inc. 9.625% 3/15/06 (c)		100,000	34,000
Massey Energy Co. 6.875% 12/15/13		220,000	204,600
Pan American Energy LLC 7.125% 10/27/09 (g)		115,000	113,275
Pemex Project Funding Master Trust:
7.75% 9/28/49		720,000	704,736

		Principal Amount (d)	Value (Note 1)
8.625% 2/1/22		$ 260,000	$ 292,500
Petrobras Energia SA 9.375% 10/30/13		120,000	125,400
Petrohawk Energy Corp. 9.125% 7/15/13 (g)(l)		310,000	308,450
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		201,175	199,666
8.22% 4/1/17 (g)		200,000	190,000
Plains Exploration & Production Co. 8.75% 7/1/12		90,000	93,600
Pogo Producing Co.:
6.875% 10/1/17		210,000	193,200
7.875% 5/1/13 (g)		135,000	135,338
Range Resources Corp. 7.375% 7/15/13		100,000	98,500
Ship Finance International Ltd. 8.5% 12/15/13		145,000	139,200
Southern Star Central Corp. 6.75% 3/1/16 (g)		90,000	85,752
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		70,000	67,550
Teekay Shipping Corp. 8.875% 7/15/11		130,000	135,850
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	18,472
7.5% 4/1/17		445,000	449,450
7.625% 4/1/37		50,000	48,120
8.375% 6/15/32		40,000	42,400
Venoco, Inc. 8.75% 12/15/11		70,000	67,550
Williams Companies, Inc.:
6.375% 10/1/10 (g)		810,000	787,725
7.625% 7/15/19		255,000	258,506
7.75% 6/15/31		20,000	19,750
7.875% 9/1/21		15,000	15,225
8.75% 3/15/32		90,000	97,988
YPF SA:
10% 11/2/28		200,000	228,250
yankee 9.125% 2/24/09		130,000	134,550
			7,238,930
TOTAL ENERGY			8,415,877
FINANCIALS - 3.7%
Capital Markets - 0.1%
E*TRADE Financial Corp. 7.375% 9/15/13		240,000	238,800
Commercial Banks - 0.8%
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (h)		140,000	137,550
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	265,000	123,116
Dresdner Bank AG 10.375% 8/17/09 (g)		400,000	426,480
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
European Investment Bank 4% 10/15/37	EUR	100,000	$ 117,303
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		200,000	194,000
Shinsei Bank Ltd. 3.75% 2/23/16 (h)	EUR	50,000	61,468
UBS Luxembourg SA 8% 2/11/10		200,000	199,260
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		300,000	316,500
			1,575,677
Consumer Finance - 1.2%
Ford Motor Credit Co. 6.625% 6/16/08		375,000	356,923
General Motors Acceptance Corp.:
6.75% 12/1/14		505,000	464,600
6.875% 9/15/11		295,000	280,988
6.875% 8/28/12		360,000	339,181
8% 11/1/31		1,000,000	952,500
			2,394,192
Diversified Financial Services - 0.5%
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	550,000	493,798
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	250,793
MUFG Capital Finance 2 Ltd. 4.85% (h)	EUR	50,000	60,752
Red Arrow International Leasing 8.375% 6/30/12	RUB	2,362,610	89,556
			894,899
Insurance - 0.1%
Eureko BV 5.125% (h)	EUR	100,000	126,055
Real Estate Investment Trusts - 0.4%
BF Saul REIT 7.5% 3/1/14		95,000	96,425
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		50,000	51,250
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		330,000	322,654
Senior Housing Properties Trust 8.625% 1/15/12		280,000	296,800
			767,129

		Principal Amount (d)	Value (Note 1)
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 170,000	$ 163,413
8.125% 6/1/12		190,000	191,425
			354,838
Thrifts & Mortgage Finance - 0.4%
Residential Capital Corp.:
6.375% 6/30/10		360,000	355,101
6.875% 6/30/15		205,000	204,793
6.8983% 4/17/09 (g)(h)		330,000	328,763
			888,657
TOTAL FINANCIALS			7,240,247
HEALTH CARE - 1.1%
Health Care Providers & Services - 0.8%
AmeriPath, Inc. 10.5% 4/1/13		150,000	157,125
CRC Health Group, Inc. 10.75% 2/1/16 (g)		90,000	91,575
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	126,250
HCA, Inc.:
5.75% 3/15/14		255,000	227,588
6.75% 7/15/13		170,000	162,551
7.875% 2/1/11		100,000	102,305
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	88,425
LifeCare Holdings, Inc. 9.25% 8/15/13		140,000	98,000
Rural/Metro Corp. 9.875% 3/15/15		80,000	82,400
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		120,000	127,200
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		150,000	153,000
U.S. Oncology, Inc. 9% 8/15/12		150,000	155,625
			1,572,044
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	70,700
Polypore, Inc. 8.75% 5/15/12		130,000	123,175
			193,875
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		65,000	62,238
Leiner Health Products, Inc. 11% 6/1/12		90,000	85,050
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
VWR International, Inc.:
6.875% 4/15/12		$ 30,000	$ 28,538
8% 4/15/14		180,000	175,500
			351,326
TOTAL HEALTH CARE			2,117,245
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.1%
Hexcel Corp. 6.75% 2/1/15		100,000	97,000
Orbimage Holdings, Inc. 14.2% 7/1/12 (g)(h)		100,000	108,250
			205,250
Airlines - 0.3%
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18		20,539	19,410
9.798% 4/1/21		136,295	142,087
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		560,000	161,728
8.3% 12/15/29 (c)		85,000	24,650
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		30,000	30,113
Northwest Airlines Corp. 10% 2/1/09 (c)		85,000	40,800
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		70,000	35,175
8.875% 6/1/06 (c)		80,000	38,400
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		10,671	3,255
7.95% 9/1/16		27,335	27,062
			522,680
Building Products - 0.0%
ACIH, Inc. 0% 12/15/12 (e)(g)		20,000	15,850
NTK Holdings, Inc. 0% 3/1/14 (e)		20,000	14,450
			30,300
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	9,650
Allied Security Escrow Corp. 11.375% 7/15/11		100,000	97,125
Allied Waste North America, Inc. 7.125% 5/15/16 (g)		170,000	160,650
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	102,000
FTI Consulting, Inc. 7.625% 6/15/13		50,000	50,500

		Principal Amount (d)	Value (Note 1)
Mac-Gray Corp. 7.625% 8/15/15		$ 40,000	$ 40,200
R.H. Donnelley Finance Corp. I 10.875% 12/15/12		75,000	82,219
Williams Scotsman, Inc. 8.5% 10/1/15		140,000	138,250
			680,594
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	50,250
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		125,000	130,625
Polypore, Inc. 0% 10/1/12 (e)		300,000	199,500
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	58,500
			388,625
Machinery - 0.0%
Chart Industries, Inc. 9.125% 10/15/15 (g)		60,000	61,500
Invensys PLC 9.875% 3/15/11 (g)		20,000	21,700
			83,200
Marine - 0.2%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		26,000	28,470
H-Lines Finance Holding Corp. 0% 4/1/13 (e)		71,000	61,060
OMI Corp. 7.625% 12/1/13		190,000	189,525
Ultrapetrol Bahamas Ltd. 9% 11/24/14		80,000	72,000
			351,055
Road & Rail - 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (g)(h)		30,000	30,038
7.625% 5/15/14 (g)		80,000	78,000
7.75% 5/15/16 (g)		70,000	68,075
Hertz Corp. 8.875% 1/1/14 (g)		190,000	194,750
Kansas City Southern Railway Co.:
7.5% 6/15/09		340,000	341,700
9.5% 10/1/08		45,000	47,025
TFM SA de CV:
9.375% 5/1/12		300,000	318,000
yankee 10.25% 6/15/07		250,000	257,500
			1,335,088
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.25% 8/15/13		40,000	40,400
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Ashtead Holdings PLC 8.625% 8/1/15 (g)		$ 75,000	$ 76,313
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (g)		315,000	338,625
			455,338
TOTAL INDUSTRIALS			4,102,380
INFORMATION TECHNOLOGY - 4.1%
Communications Equipment - 0.9%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14 (g)		320,000	316,800
L-3 Communications Corp. 6.375% 10/15/15		190,000	181,450
Lucent Technologies, Inc.:
6.45% 3/15/29		620,000	523,900
6.5% 1/15/28		240,000	202,800
Nortel Networks Corp.:
9.7581% 7/15/11 (g)(h)		190,000	193,325
10.125% 7/15/13 (g)		190,000	193,325
10.75% 7/15/16 (g)		190,000	195,225
			1,806,825
Electronic Equipment & Instruments - 0.5%
Altra Industrial Motion, Inc. 9% 12/1/11		50,000	50,000
Celestica, Inc. 7.875% 7/1/11		675,000	656,438
Sanmina-SCI Corp. 8.125% 3/1/16		180,000	176,400
			882,838
IT Services - 0.8%
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	428,400
7.75% 1/15/15		180,000	172,800
8.625% 4/1/13		185,000	185,925
SunGard Data Systems, Inc.:
9.125% 8/15/13 (g)		260,000	270,725
9.4306% 8/15/13 (g)(h)		140,000	147,000
10.25% 8/15/15 (g)		345,000	358,800
			1,563,650
Office Electronics - 1.0%
Xerox Capital Trust I 8% 2/1/27		480,000	484,800
Xerox Corp.:
6.4% 3/15/16		600,000	567,000
6.875% 8/15/11		210,000	207,900
7.125% 6/15/10		225,000	226,969

		Principal Amount (d)	Value (Note 1)
7.2% 4/1/16		$ 180,000	$ 178,650
7.625% 6/15/13		300,000	302,250
			1,967,569
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc. 9.25% 6/1/16		155,000	146,475
Avago Technologies Finance Ltd.:
10.7306% 6/1/13 (g)(h)		220,000	230,450
11.875% 12/1/15 (g)		285,000	309,225
Freescale Semiconductor, Inc. 7.125% 7/15/14		715,000	722,150
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	87,150
Viasystems, Inc. 10.5% 1/15/11		140,000	138,600
			1,634,050
Software - 0.1%
SERENA Software, Inc. 10.375% 3/15/16 (g)		225,000	227,250
TOTAL INFORMATION TECHNOLOGY			8,082,182
MATERIALS - 3.3%
Chemicals - 1.0%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	227,250
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		348,000	377,580
Braskem SA:
(Reg. S) 11.75% 1/22/14		60,000	67,500
11.75% 1/22/14 (g)		20,000	22,500
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)		58,000	45,530
Series B, 0% 10/1/14 (e)		569,000	440,975
Huntsman LLC 11.625% 10/15/10		182,000	201,565
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		365,000	314,813
Lyondell Chemical Co. 11.125% 7/15/12		50,000	54,375
Phibro Animal Health Corp. 13% 12/1/07 unit		174,000	180,960
			1,933,048
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		40,000	39,900
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		40,000	39,200
BWAY Corp. 10% 10/15/10		90,000	94,725
Constar International, Inc. 11% 12/1/12		135,000	101,250
Crown Cork & Seal, Inc.:
7.5% 12/15/96		160,000	125,600
8% 4/15/23		235,000	217,375
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		$ 105,000	$ 97,125
8.25% 5/15/13		195,000	195,975
8.75% 11/15/12		55,000	57,200
8.875% 2/15/09		40,000	41,000
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		60,000	65,400
			1,034,850
Metals & Mining - 1.6%
AK Steel Corp. 7.75% 6/15/12		185,000	181,300
Compass Minerals International, Inc. 0% 6/1/13 (e)		360,000	328,500
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		315,000	335,475
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		289,000	286,833
Edgen Acquisition Corp. 9.875% 2/1/11		60,000	59,400
Evraz Securities SA 10.875% 8/3/09		300,000	324,000
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14		370,000	356,125
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	75,600
Gerdau SA 8.875% (g)		125,000	121,875
International Steel Group, Inc. 6.5% 4/15/14		445,000	421,638
Ispat Inland ULC 9.75% 4/1/14		20,000	22,000
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		240,000	238,800
RathGibson, Inc. 11.25% 2/15/14 (g)		305,000	311,100
			3,062,646
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. 8% 1/15/24		25,000	24,000
Millar Western Forest Products Ltd. 7.75% 11/15/13		95,000	72,675
NewPage Corp.:
10.93% 5/1/12 (h)		90,000	98,100
12% 5/1/13		100,000	103,500
P.H. Glatfelter Co. 7.125% 5/1/16 (g)		40,000	39,400
			337,675
TOTAL MATERIALS			6,408,119

		Principal Amount (d)	Value (Note 1)
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 3.7%
Citizens Communications Co. 9% 8/15/31		$ 215,000	$ 218,225
Embarq Corp.:
6.738% 6/1/13		123,000	122,628
7.082% 6/1/16		55,000	54,698
7.995% 6/1/36		478,000	480,439
Empresa Brasileira de Telecomm SA 11% 12/15/08		198,000	214,830
Eschelon Operating Co. 8.375% 3/15/10		132,000	125,730
Level 3 Financing, Inc.:
11.4238% 3/15/11 (g)(h)		150,000	153,375
12.25% 3/15/13 (g)		490,000	520,625
Mobifon Holdings BV 12.5% 7/31/10		280,000	313,600
New Skies Satellites BV:
9.125% 11/1/12		155,000	163,913
10.4144% 11/1/11 (h)		40,000	41,300
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (g)		100,000	101,500
NTL Cable PLC 8.75% 4/15/14		245,000	242,550
PanAmSat Holding Corp. 0% 11/1/14 (e)		295,000	215,350
Qwest Capital Funding, Inc.:
7.625% 8/3/21		25,000	23,375
7.75% 2/15/31		25,000	23,375
Qwest Corp.:
7.875% 9/1/11		320,000	321,600
8.5794% 6/15/13 (h)		350,000	370,125
8.875% 3/15/12		1,440,000	1,519,200
Telecom Egypt SAE:
10.7% 2/4/10 (h)	EGP	196,300	33,700
10.95% 2/4/10	EGP	196,300	34,972
Telefonica de Argentina SA 9.125% 11/7/10		290,000	294,350
Telenet Group Holding NV 0% 6/15/14 (e)(g)		363,000	307,643
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		20,000	17,600
6.875% 7/15/28		120,000	103,200
U.S. West Communications:
6.875% 9/15/33		660,000	570,900
7.2% 11/10/26		30,000	27,975
7.25% 9/15/25		35,000	32,550
7.25% 10/15/35		90,000	81,900
7.5% 6/15/23		25,000	23,625
8.875% 6/1/31		5,000	5,100
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		180,000	190,800
Windstream Corp. 8.625% 8/1/16 (g)		210,000	214,200
			7,164,953
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.6%
American Tower Corp. 7.125% 10/15/12		$ 685,000	$ 700,413
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		440,000	462,000
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		80,000	77,600
Digicel Ltd. 9.25% 9/1/12 (g)		300,000	309,000
Inmarsat Finance PLC 7.625% 6/30/12		26,000	26,650
Intelsat Ltd.:
6.5% 11/1/13		245,000	187,731
7.625% 4/15/12		430,000	363,888
9.25% 6/15/16 (g)		120,000	123,750
11.25% 6/15/16 (g)(l)		310,000	316,975
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (h)		200,000	202,500
Millicom International Cellular SA 10% 12/1/13		325,000	360,750
Mobile Telesystems Finance SA 8.375% 10/14/10 (g)		520,000	519,376
Nextel Communications, Inc.:
5.95% 3/15/14		20,000	19,500
6.875% 10/31/13		120,000	123,600
7.375% 8/1/15		870,000	895,094
Rogers Communications, Inc. 8.4544% 12/15/10 (h)		80,000	82,200
Telecom Personal SA 9.25% 12/22/10 (g)		275,000	272,250
UbiquiTel Operating Co. 9.875% 3/1/11		80,000	87,000
			5,130,277
TOTAL TELECOMMUNICATION SERVICES			12,295,230
UTILITIES - 1.3%
Electric Utilities - 0.5%
AES Gener SA 7.5% 3/25/14		200,000	200,500
Chivor SA E.S.P. 9.75% 12/30/14 (g)		200,000	215,000
Edison Mission Energy:
7.5% 6/15/13 (g)		190,000	185,250
7.75% 6/15/16 (g)		190,000	185,013
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		120,000	120,000
			905,763

		Principal Amount (d)	Value (Note 1)
Gas Utilities - 0.6%
Dynegy Holdings, Inc. 8.375% 5/1/16 (g)		$ 110,000	$ 108,350
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	180,500
8% 3/1/32		410,000	428,450
8.875% 3/15/10		230,000	239,200
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (f)		287,984	277,905
			1,234,405
Independent Power Producers & Energy Traders - 0.1%
Enron Corp. 7.625% 9/10/04 (c)		400,000	134,000
Tenaska Alabama Partners LP 7% 6/30/21 (g)		97,724	94,792
			228,792
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		120,000	158,700
TECO Energy, Inc. 6.75% 5/1/15		60,000	60,000
Utilicorp United, Inc. 9.95% 2/1/11 (h)		3,000	3,330
			222,030
TOTAL UTILITIES			2,590,990
TOTAL NONCONVERTIBLE BONDS			67,021,108
TOTAL CORPORATE BONDS (Cost $67,999,370)			67,216,175
U.S. Government and Government Agency Obligations - 23.9%

U.S. Government Agency Obligations - 10.0%
Fannie Mae:
3.25% 2/15/09		4,956,000	4,693,228
4.25% 5/15/09		1,000,000	969,006
4.75% 12/15/10		7,156,000	6,952,154
4.875% 4/15/09		2,263,000	2,229,630
6.375% 6/15/09		320,000	327,954
Freddie Mac:
4% 8/17/07		58,000	57,049
4.125% 4/2/07		480,000	475,049
4.125% 10/18/10		2,500,000	2,370,638
5.25% 7/18/11		1,555,000	1,537,872
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			19,612,580
U.S. Treasury Inflation Protected Obligations - 3.3%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25		374,038	363,986
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		966,281	928,230
2% 1/15/14		1,744,336	1,683,552
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value (Note 1)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2% 7/15/14		$ 427,472	$ 411,640
2.375% 4/15/11		3,044,700	3,032,550
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			6,419,958
U.S. Treasury Obligations - 10.6%
U.S. Treasury Bonds 6.125% 8/15/29		3,371,000	3,748,131
U.S. Treasury Notes:
3.375% 9/15/09		1,085,000	1,029,860
3.75% 5/15/08		5,701,000	5,556,919
4.25% 11/15/13		3,438,000	3,253,476
4.25% 8/15/14		1,650,000	1,553,901
4.25% 11/15/14		700,000	658,328
4.25% 8/15/15		1,000,000	935,664
4.5% 11/15/15		3,650,000	3,476,625
4.75% 5/15/14		599,000	584,329
TOTAL U.S. TREASURY OBLIGATIONS			20,797,233
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,109,048)			46,829,771
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.4%
4% 10/1/20		14,568	13,437
4.614% 7/1/34 (h)		248,002	245,613
4.761% 11/1/33 (h)		189,549	187,066
4.782% 6/1/35 (h)		89,074	87,069
4.882% 7/1/34 (h)		91,139	89,748
4.895% 11/1/35 (h)		133,879	132,458
5% 9/1/35		114,606	107,110
5.035% 5/1/35 (h)		169,667	166,934
5.5% 11/1/17 to 4/1/20		1,719,443	1,688,708
5.916% 1/1/36 (h)		45,677	45,541
TOTAL FANNIE MAE			2,763,684
Freddie Mac - 0.1%
4.704% 9/1/35 (h)		263,386	258,687
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,106,574)			3,022,371
Collateralized Mortgage Obligations - 1.4%
		Principal Amount (d)	Value (Note 1)
U.S. Government Agency - 1.4%
Fannie Mae planned amortization class:
Series 2003-24 CLass PB, 4.5% 12/25/12		$ 111,426	$ 110,233
Series 2006-64 Class PA, 5.5% 2/25/30		370,000	368,150
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2005-45 Class XA, 5.6625% 6/25/35 (h)		792,694	791,197
planned amortization class:
Series 2006-4 Class PB, 6% 9/25/35		315,000	315,254
Series 2006-49 Class CA, 6% 2/25/31		256,321	257,211
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 3013 Class AF, 5.4488% 5/15/35 (h)		930,120	926,900
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,773,994)			2,768,945
Foreign Government and Government Agency Obligations - 23.9%

Arab Republic 8.0203% to 9.7504% 8/22/06 to 2/27/07	EGP	635,000	105,997
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		150,187	133,666
par 1.33% 12/31/38 (h)		1,100,000	396,000
4.889% 8/3/12 (h)		840,000	778,003
7% 3/28/11		360,000	333,260
Brazilian Federative Republic:
6% 9/15/13		250,000	242,050
8% 1/15/18		455,000	480,935
8.75% 2/4/25		255,000	279,225
10.5% 7/14/14		190,000	228,665
11% 8/17/40		1,235,000	1,532,635
12.25% 3/6/30		485,000	708,100
12.75% 1/15/20		235,000	334,875
Canadian Government:
5.25% 6/1/12	CAD	2,850,000	2,647,030
5.5% 6/1/09	CAD	720,000	663,370
5.75% 6/1/29	CAD	400,000	413,473
Central Bank of Nigeria:
Brady 6.25% 11/15/20		250,000	248,125
promissory note 5.092% 1/5/10		118,580	111,435
City of Kiev 8.75% 8/8/08		200,000	203,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value (Note 1)
Colombian Republic:
11.75% 3/1/10	COP	311,000,000	$ 129,141
12% 10/22/15	COP	299,000,000	128,952
Dominican Republic:
Brady 5.7925% 8/30/09 (h)		180,815	180,092
6.1875% 8/30/24 (h)		750,000	710,625
9.5% 9/27/11		262,733	278,497
Ecuador Republic:
9% 8/15/30 (Reg. S) (f)		385,000	370,563
9.375% 12/15/15 (g)		245,000	242,550
euro par 5% 2/28/25		76,000	56,525
Finnish Government 3.875% 9/15/17	EUR	3,100,000	3,876,851
French Government:
3% 1/12/11	EUR	1,150,000	1,420,631
3.25% 4/25/16	EUR	2,700,000	3,227,613
4% 4/25/55	EUR	100,000	119,541
German Federal Republic 5% 7/4/12	EUR	1,300,000	1,757,749
Greek Government 3.25% 6/21/07	EUR	1,500,000	1,915,346
Indonesian Republic:
6.75% 3/10/14		290,000	285,650
7.25% 4/20/15 (g)		80,000	80,400
7.25% 4/20/15		60,000	60,300
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		100,000	92,500
Italian Republic 4% 2/1/37	EUR	100,000	113,785
Japan Government:
Real Return Bond:
0.49% 7/20/20 (h)	JPY	75,000,000	614,289
1.22% 11/20/20 (h)	JPY	50,000,000	420,144
0.5% 12/20/06	JPY	72,000,000	629,548
1.4% 3/21/11	JPY	50,000,000	437,837
1.5% 3/20/14	JPY	150,000,000	1,285,143
1.8% 3/20/16	JPY	49,000,000	424,423
2.4% 12/20/34	JPY	70,000,000	597,605
Lebanon, Republic of:
8.5669% 11/30/09 (g)(h)		95,000	99,394
8.5669% 11/30/09 (h)		240,000	251,100
Pakistan International Sukuk Co. Ltd. 6.95% 1/27/10 (h)		200,000	203,000
Panamanian Republic Brady discount 5.5625% 7/17/26 (h)		49,000	49,000
Peruvian Republic:
5.875% 3/7/27 (h)		70,000	68,250
7.35% 7/21/25		200,000	191,000
euro Brady past due interest 5% 3/7/17 (h)		485,850	468,845
Philippine Republic:
5.3203% 12/1/09 (h)		36,400	35,672

		Principal Amount (d)	Value (Note 1)
8.25% 1/15/14		$ 270,000	$ 280,125
8.375% 2/15/11		265,000	275,931
8.875% 3/17/15		240,000	259,800
9% 2/15/13		350,000	376,688
9.875% 1/15/19		360,000	414,900
10.625% 3/16/25		195,000	241,800
Republic of Iraq 5.8% 1/15/28 (g)		250,000	167,500
Republic of Serbia 3.75% 11/1/24 (f)(g)		50,000	41,625
Russian Federation:
5% 3/31/30 (Reg. S) (f)		1,960,000	2,087,400
12.75% 6/24/28 (Reg. S)		285,000	480,938
euro 10% 6/26/07		155,000	160,619
State of Qatar 9.75% 6/15/30 (Reg. S)		295,000	412,263
Turkish Republic:
0% 4/9/08	TRY	225,000	100,847
11.75% 6/15/10		680,000	765,000
11.875% 1/15/30		645,000	880,425
13.1525% to 16.4124% 6/27/07	TRY	520,000	269,335
Ukraine Government:
(Reg. S) 6.875% 3/4/11		300,000	293,250
8.235% 8/5/09 (h)		600,000	628,500
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	600,000	1,085,027
4.25% 6/7/32	GBP	50,000	90,378
4.25% 3/7/36	GBP	330,000	600,867
4.75% 9/7/15	GBP	490,000	907,766
5% 3/7/08	GBP	260,000	482,730
5% 9/7/14	GBP	331,000	622,853
8% 6/7/21	GBP	265,000	664,372
United Mexican States:
7.5% 4/8/33		390,000	414,375
8.3% 8/15/31		625,000	721,875
11.5% 5/15/26		225,000	329,963
Uruguay Republic 7.5% 3/15/15		100,000	96,500
Venezuelan Republic:
5.375% 8/7/10		160,000	151,760
6% 12/9/20		115,000	99,475
6.09% 4/20/11 (h)		335,000	334,163
7% 12/1/18 (Reg. S)		115,000	110,400
7.65% 4/21/25		150,000	149,250
9.25% 9/15/27		250,000	294,375
10.75% 9/19/13		270,000	320,760
13.625% 8/15/18		266,000	379,050
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		100,000	78,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $45,831,692)			46,733,790
Common Stocks - 0.3%
		Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Intermet Corp. (a)(j)		6,092	$ 69,875
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit		13,000	213,720
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		10,000	134,000
Media - 0.1%
NTL, Inc.		6,233	155,202
TOTAL CONSUMER DISCRETIONARY			572,797
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		453	11,311
TOTAL COMMON STOCKS (Cost $478,875)			584,108
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		300	9,132
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		68	73,270
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%		30	36,000
TOTAL CONSUMER DISCRETIONARY			109,270
TOTAL PREFERRED STOCKS (Cost $104,731)			118,402
Floating Rate Loans - 3.2%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.2%
Dana Corp. term loan 7.65% 4/13/08 (h)		$ 30,000	30,000
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.9544% 4/30/10 (h)		105,000	105,263

		Principal Amount (d)	Value (Note 1)
Tranche 3, term loan 8.7044% 3/1/11 (h)		$ 190,000	$ 191,425
Lear Corp. term loan 7.9781% 4/25/12 (h)		130,000	129,025
			455,713
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 9.6758% 11/1/11 (h)		85,000	86,275
Tranche C2, term loan 14.2088% 5/2/12 (h)		50,000	51,500
			137,775
Diversified Consumer Services - 0.0%
Coinmach Corp. Tranche B1, term loan 7.719% 12/19/12 (h)		19,960	20,010
Media - 0.3%
Charter Communications Operating LLC Tranche B, term loan 7.755% 4/28/13 (h)		306,000	306,383
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (h)		309,225	307,292
UPC Broadband Holding BV:
Tranche J2, term loan 7.1077% 3/31/13 (h)		25,000	24,906
Tranche K2, term loan 7.1077% 12/31/13 (h)		25,000	24,906
			663,487
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.77% 4/6/13 (h)		113,924	114,778
Specialty Retail - 0.2%
Toys 'R' US, Inc. term loan 8.1091% 12/9/08 (h)		290,000	287,100
TOTAL CONSUMER DISCRETIONARY			1,678,863
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.7865% 6/5/13 (h)		80,000	80,200
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (h)		12,000	12,000
Tranche 2, term loan 12.1875% 7/8/13 (h)		110,000	112,200
Tranche B1, term loan 7.9456% 7/8/12 (h)		17,865	17,865
Helix Energy Solutions Group, Inc. term loan 7.4973% 5/9/13 (h)		80,000	79,800
Floating Rate Loans - continued
		Principal Amount (d)	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (h)		$ 29,032	$ 29,323
term loan:
7.3266% 10/31/12 (h)		120,060	121,261
7.4769% 10/31/07 (h)		80,000	80,000
			452,449
FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.975% 4/18/12 (h)		227,325	227,325
Tranche C, term loan 6.9833% 4/18/12 (h)		131,775	131,775
			359,100
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.86% 12/16/10 (h)		179,991	179,541
Newkirk Master LP Tranche B, term loan 6.8338% 8/11/08 (h)		15,425	15,405
			194,946
TOTAL FINANCIALS			554,046
INDUSTRIALS - 0.4%
Airlines - 0.3%
Delta Air Lines, Inc.:
Tranche B, term loan 10.0225% 3/16/08 (h)		20,000	20,350
Tranche C, term loan 12.7725% 3/16/08 (h)		205,000	211,150
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (h)		166,250	168,120
Tranche DD, term loan 9.125% 2/1/12 (h)		23,750	24,017
US Airways Group, Inc. term loan 8.9988% 3/31/11 (h)		40,000	40,150
			463,787
Building Products - 0.0%
Mueller Group, Inc. term loan 7.4655% 10/3/12 (h)		15,157	15,176
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
term loan 6.7593% 1/15/12 (h)		74,168	73,797
Tranche A, Credit-Linked Deposit 6.8464% 1/15/12 (h)		28,795	28,651
			102,448

		Principal Amount (d)	Value (Note 1)
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.0638% 10/3/12 (h)		$ 14,446	$ 14,428
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.1875% 10/17/12 (h)		16,111	16,111
Road & Rail - 0.0%
Hertz Corp.:
Credit-Linked Deposit 7.6744% 12/21/12 (h)		7,778	7,797
Tranche B, term loan 7.4142% 12/21/12 (h)		55,484	55,623
Tranche DD, term loan 12/21/12 (k)		6,473	6,473
			69,893
TOTAL INDUSTRIALS			681,843
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Nortel Networks Corp. Tranche A, term loan:
7.375% 2/15/07 (h)		210,000	209,738
7.375% 2/15/07 (h)		30,000	29,963
			239,701
IT Services - 0.3%
SunGard Data Systems, Inc. Tranche B, term loan 7.66% 2/10/13 (h)		524,700	526,668
Software - 0.1%
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (h)		120,000	119,850
Tranche 2, term loan 12.05% 4/18/12 (h)		70,000	71,400
			191,250
TOTAL INFORMATION TECHNOLOGY			957,619
MATERIALS - 0.5%
Chemicals - 0.0%
Solutia, Inc. Tranche B, term loan 8.72% 3/31/07 (h)		20,000	20,050
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.3% 12/23/13 (h)		310,000	312,713
Tranche B1, term loan 7.3394% 12/23/12 (h)		567,150	566,441
			879,154
TOTAL MATERIALS			899,204
Floating Rate Loans - continued
		Principal Amount (d)	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (h)		$ 140,000	$ 145,600
Tranche B, term loan 7.7819% 9/21/13 (h)		70,000	70,613
Tranche C, term loan 8.2819% 9/21/14 (h)		70,000	70,613
Windstream Corp. term loan 7.26% 7/17/11 (h)		230,000	230,719
			517,545
Wireless Telecommunication Services - 0.1%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (h)		120,000	120,600
Leap Wireless International, Inc. Tranche B, term loan 8.2488% 6/16/13 (h)		40,000	40,200
			160,800
TOTAL TELECOMMUNICATION SERVICES			678,345
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit 7.4988% 2/1/13 (h)		35,276	35,232
term loan 7.2306% 2/1/13 (h)		154,337	154,627
			189,859
TOTAL FLOATING RATE LOANS (Cost $6,148,260)			6,172,428
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Citibank 6.375% 3/28/13 (h)		45,227	43,870
- Credit Suisse First Boston 6.375% 3/28/13 (h)		179,856	174,460
- Deutsche Bank 1.204% 3/28/13 (h)	JPY	2,523,904	20,844
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $224,445)			239,174
Fixed-Income Funds - 2.2%
		Shares
Fidelity Floating Rate Central Investment Portfolio (i) (Cost $4,287,763)		42,766	4,283,870
Money Market Funds - 8.5%
		Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b) (Cost $16,671,411)		16,671,411	$ 16,671,411
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $195,736,163)			194,640,445
NET OTHER ASSETS - 0.5%			1,060,506
NET ASSETS - 100%			$ 195,700,951
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,018,688 or 8.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $69,875 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Intermet Corp.	1/7/05 - 1/13/05	$ 115,372

(k) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $6,473 and $6,473, respectively. The interest rate will be determined at time of settlement.

(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 287,801
Fidelity Floating Rate Central Investment Portfolio	164,288
Total	$ 452,089

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 8,278,993	$ -	$ 4,001,195	$ 4,283,870	0.3%
Total	$ 8,278,993	$ -	$ 4,001,195	$ 4,283,870
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	67.7%
Canada	3.2%
Brazil	2.5%
France	2.4%
United Kingdom	2.3%
Japan	2.2%
Finland	2.0%
Argentina	1.6%
Russia	1.4%
Venezuela	1.4%
Germany	1.3%
Mexico	1.2%
Luxembourg	1.2%
Turkey	1.1%
Greece	1.0%
Bermuda	1.0%
Others (individually less than 1%)	6.5%
100.0%
The information in the above table is based on the combined investments of the fund and it's pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information
The fund intends to elect to defer to its fiscal year ending December 31, 2006 approximately $207,836 of losses recognized during the period November 1, 2005 to December 31, 2005.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio

VIP Strategic Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $174,776,989)	$ 173,685,164
Affiliated Central Funds (cost $20,959,174)	20,955,281
Total Investments (cost $195,736,163)		$ 194,640,445
Receivable for investments sold		838,314
Receivable for fund shares sold		256,832
Dividends receivable		1,930
Interest receivable		2,586,945
Prepaid expenses		276
Other receivables		1,766
Total assets		198,326,508

Liabilities
Payable to custodian bank	$ 27,217
Payable for investments purchased	2,447,275
Payable for fund shares redeemed	345
Accrued management fee	92,196
Distribution fees payable	1,153
Other affiliated payables	21,508
Other payables and accrued expenses	35,863
Total liabilities		2,625,557

Net Assets		$ 195,700,951
Net Assets consist of:
Paid in capital		$ 191,640,668
Undistributed net investment income		4,899,866
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		242,794
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,082,377)
Net Assets		$ 195,700,951

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($127,665,977 ÷ 12,097,334 shares)	$ 10.55

Service Class: Net Asset Value, offering price and redemption price per share ($3,964,101 ÷ 376,533 shares)	$ 10.53

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,949,134 ÷ 375,457 shares)	$ 10.52

Investor Class: Net Asset Value, offering price and redemption price per share ($60,121,739 ÷ 5,701,486 shares)	$ 10.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)
Investment Income
Dividends		$ 13,625
Interest		5,014,014
Income from affiliated Central Funds		452,089
Total income		5,479,728

Expenses
Management fee	$ 513,997
Transfer agent fees	79,248
Distribution fees	6,902
Accounting fees and expenses	39,663
Independent trustees' compensation	335
Custodian fees and expenses	24,903
Audit	27,598
Legal	951
Miscellaneous	7,617
Total expenses before reductions	701,214
Expense reductions	(1,160)	700,054
Net investment income		4,779,674
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	329,636
Affiliated Central Funds	3,514
Foreign currency transactions	(7,374)
Total net realized gain (loss)		325,776
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,632,526)
Assets and liabilities in foreign currencies	16,261
Total change in net unrealized appreciation (depreciation)		(2,616,265)
Net gain (loss)		(2,290,489)
Net increase (decrease) in net assets resulting from operations		$ 2,489,185

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,779,674	$ 7,309,222
Net realized gain (loss)	325,776	(180,263)
Change in net unrealized appreciation (depreciation)	(2,616,265)	(2,767,365)
Net increase (decrease) in net assets resulting from operations	2,489,185	4,361,594
Distributions to shareholders from net investment income	-	(6,828,359)
Distributions to shareholders from net realized gain	-	(1,052,214)
Total distributions	-	(7,880,573)
Share transactions - net increase (decrease)	27,554,531	67,438,055
Total increase (decrease) in net assets	30,043,716	63,919,076

Net Assets
Beginning of period	165,657,235	101,738,159
End of period (including undistributed net investment income of $4,899,866 and undistributed net investment income of $120,192, respectively)	$ 195,700,951	$ 165,657,235

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.61	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.280	.552	.510	.003
Net realized and unrealized gain (loss)	(.130)	(.226)	.355	(.003)
Total from investment operations	.150	.326	.865	-
Distributions from net investment income	-	(.451)	(.245)	-
Distributions from net realized gain	-	(.085)	(.010)	-
Total distributions	-	(.536)	(.255)	-
Net asset value, end of period	$ 10.55	$ 10.40	$ 10.61	$ 10.00
Total Return B, C, D	1.44%	3.10%	8.66%	.00%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.75%	.85%	10.00% A
Expenses net of fee waivers, if any	.75% A	.75%	.85%	1.00% A
Expenses net of all reductions	.75% A	.75%	.84%	1.00% A
Net investment income	5.35% A	5.19%	5.02%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,666	$ 135,352	$ 94,154	$ 3,001
Portfolio turnover rate I	91% A	100%	78%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period December 23, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amounts do not include the portfolio activity of the affiliated central funds.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.274	.541	.485	.003
Net realized and unrealized gain (loss)	(.124)	(.225)	.355	(.003)
Total from investment operations	.150	.316	.840	-
Distributions from net investment income	-	(.441)	(.240)	-
Distributions from net realized gain	-	(.085)	(.010)	-
Total distributions	-	(.526)	(.250)	-
Net asset value, end of period	$ 10.53	$ 10.38	$ 10.59	$ 10.00
Total Return B, C, D	1.45%	3.01%	8.41%	0.00%
Ratios to Average Net Assets F, G, H
Expenses before reductions	.85% A	.85%	1.15%	10.10% A
Expenses net of fee waivers, if any	.85% A	.85%	1.10%	1.10% A
Expenses net of all reductions	.85% A	.85%	1.10%	1.10% A
Net investment income	5.26% A	5.09%	4.77%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,964	$ 3,907	$ 3,795	$ 3,501
Portfolio turnover rate I	91% A	100%	78%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period December 23, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amounts do not include the portfolio activity of the affiliated central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.266	.524	.469	.003
Net realized and unrealized gain (loss)	(.126)	(.224)	.356	(.003)
Total from investment operations	.140	.300	.825	-
Distributions from net investment income	-	(.425)	(.225)	-
Distributions from net realized gain	-	(.085)	(.010)	-
Total distributions	-	(.510)	(.235)	-
Net asset value, end of period	$ 10.52	$ 10.38	$ 10.59	$ 10.00
Total Return B, C, D	1.35%	2.86%	8.26%	0.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.30%	10.25% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.25%	1.25% A
Expenses net of all reductions	1.00% A	1.00%	1.25%	1.25% A
Net investment income	5.10% A	4.94%	4.62%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,949	$ 3,895	$ 3,789	$ 3,500
Portfolio turnover rate I	91% A	100%	78%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period December 23, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amounts do not include the portfolio activity of the affiliated central funds.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 10.69
Income from Investment Operations
Net investment income E	.273	.235
Net realized and unrealized gain (loss)	(.123)	(.065)
Total from investment operations	.150	.170
Distributions from net investment income	-	(.450)
Distributions from net realized gain	-	(.020)
Total distributions	-	(.470)
Net asset value, end of period	$ 10.54	$ 10.39
Total Return B, C, D	1.44%	1.59%
Ratios to Average Net Assets F, H
Expenses before reductions	.84% A	.86% A
Expenses net of fee waivers, if any	.84% A	.85% A
Expenses net of all reductions	.84% A	.85% A
Net investment income	5.27% A	5.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,122	$ 22,502
Portfolio turnover rate I	91% A	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amounts do not include the portfolio activity of the affiliated central funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Strategic Income Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Strategic Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds and affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation- indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, partnerships, financing transactions, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,097,322
Unrealized depreciation	(3,776,549)
Net unrealized appreciation (depreciation)	$ 320,773
Cost for federal income tax purposes	$ 194,319,672

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

VIP Strategic Income Portfolio

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $69,447,524 and $54,247,465, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,977
Service Class 2	4,925
$ 6,902

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .14% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 44,593
Service Class	1,307
Service Class 2	1,303
Investor Class	32,045
$ 79,248

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Fund may also invest in CIPs managed by Fidelity Management and Research Company, Inc. (FMRC), an affiliate of FMR.

The Floating Rate Central Investments Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on its investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Funds may also participate in repurchase agreements, loans and other direct debt instruments, and restricted securities. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $246 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,160.

7. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ -	$ 5,620,016
Service Class	-	159,039
Service Class 2	-	153,056
Investor Class	-	896,248
Total	$ -	$ 6,828,359
From net realized gain
Initial Class	$ -	$ 951,419
Service Class	-	30,502
Service Class 2	-	30,460
Investor Class	-	39,833
Total	$ -	$ 1,052,214

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Strategic Income Portfolio

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	687,249	6,103,515	$ 7,252,865	$ 64,922,576
Reinvestment of distributions	-	631,508	-	6,571,436
Shares redeemed	(1,608,620)	(2,589,246)	(16,937,836)	(27,644,411)
Net increase (decrease)	(921,371)	4,145,777	$ (9,684,971)	$ 43,849,601
Service Class
Reinvestment of distributions	-	18,243	-	189,541
Net increase (decrease)	-	18,243	$ -	$ 189,541
Service Class 2
Reinvestment of distributions	-	17,664	-	183,516
Net increase (decrease)	-	17,664	$ -	$ 183,516
Investor Class
Shares sold	3,666,850	2,103,938	$ 38,610,814	$ 22,592,967
Reinvestment of distributions	-	90,181	-	936,082
Shares redeemed	(130,410)	(29,073)	(1,371,312)	(313,652)
Net increase (decrease)	3,536,440	2,165,046	$ 37,239,502	$ 23,215,397

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Investor Class), as well as the fund's relative investment performance for each class (except Investor Class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2005, the cumulative total returns of Service Class 2 and Initial Class of the fund, the cumulative total return of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). (Investor Class of the fund, which has no 12b-1 fee, had less than one year of performance as of December 31, 2005.) The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

VIP Strategic Income Portfolio

VIP Strategic Income Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the third quartile for the period shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because, unlike most of its Lipper peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board also stated that the investment performance of Initial Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Strategic Income Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Initial Class ranked below its competitive median for 2005, and the total expenses of each of Investor Class, Service Class, and Service Class 2 ranked above its competitive median for 2005. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board considered that Investor Class was above median primarily due to its higher transfer agent fee.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

VIP Strategic Income Portfolio

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

VIP Strategic Income Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPSI-SANN-0806
1.803539.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV: Strategic Income Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV: Strategic Income Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2006